Condensed consolidated statement of changes in shareholders' equity - USD ($)	Share capital	Additional paid-in capital	Treasury Shares	Other Reserves	Retained Earnings	Total
Beginning Balance at Dec. 31, 2024	$ 32,890	$ 14,501,517	$ (4,583,929)	$ (35,913)	$ 400,512,351	$ 410,426,916
Beginning Balance (in shares) at Dec. 31, 2024	32,194,108
Profit for the period					39,442,842	39,442,842
Dividends					(21,570,052)	(21,570,052)
Ending Balance at Jun. 30, 2025	$ 32,890	14,501,517	(4,583,929)	(35,913)	418,385,141	428,299,706
Ending Balance (in shares) at Jun. 30, 2025	32,194,108
Beginning Balance at Dec. 31, 2025	$ 36,129	124,891,132	(4,583,929)	(34,903)	452,782,809	573,091,238
Beginning Balance (in shares) at Dec. 31, 2025	35,433,544
Profit for the period					318,628,951	318,628,951
Common share issuance, net of offering expenses	$ 3,611	124,396,522				124,400,133
Common share issuance, net of offering expenses (in shares)	3,611,111
Dividends					(138,608,525)	(138,608,525)
Ending Balance at Jun. 30, 2026	$ 39,740	$ 249,287,654	$ (4,583,929)	$ (34,903)	$ 632,803,235	$ 877,511,797
Ending Balance (in shares) at Jun. 30, 2026	39,044,655